Disclosures About Fair Value of Financial Instruments - Changes in Fair Value Due to Observable Factors (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Assets
Fair value, January 1	$ 28,616	$ 17,733
Total realized gains included in income	859	673
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31	0	0
Purchases, issuances and settlements, net	0	10,210
Transfers out of Level 3	0	0
Fair value, December 31	29,475	28,616
Other Liabilities
Fair value, January 1	0	0
Total realized gains included in income	0	0
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31	0	0
Purchases, issuances and settlements, net	0	0
Transfers out of Level 3	0	0
Fair value, December 31	0	0
Other Assets [Member]
Other Liabilities
Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31	859	673
Other Liabilities [Member]
Other Liabilities
Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31	$ 0	$ 0